Summary of Significant Accounting Policies (Details) - Schedule of Translation of Foreign Currencies	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023
Period-end MYR: US$1 exchange rate [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Translation of foreign currencies	4.12	4.72		4.67
Period-average MYR: US$1 exchange rate [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Translation of foreign currencies	4.46	4.69	4.62	4.53